Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Period	SCT Total for Dana L. Stonestreet(1)	SCT Total for C. Hunter Westbrook(1)	CAP for Dana L. Stonestreet(2)	CAP for C. Hunter Westbrook(2)	Average SCT Total for Non-PEO NEOs(1)	Average CAP for Non-PEO NEOs(2)	Year-end value of $100 invested on 06/30/20		Net Income (in millions)	Adjusted PTPP Income (in millions)(5)
							HTB TSR(3)	Index TSR(4)

FY 2025	$—	$1,487,191	$—	$1,901,396	$642,104	$774,635	$269.81	$249.37	$64.4	$86.4
FY 2024	—	1,374,862	—	1,641,981	587,986	674,321	211.63	194.23	54.8	79.3
TP	—	478,725	—	524,060	417,740	460,827	167.83	150.73	28.3	39.2
FY 2023	838,177	1,243,696	794,485	1,141,284	510,914	477,988	133.42	125.49	44.6	70.1
FY 2022	1,087,016	—	993,523	—	566,687	530,242	159.67	135.86	35.7	44.7
FY 2021	1,179,044	—	1,851,934	—	506,886	661,198	178.50	168.37	15.7	36.2

Company Selected Measure Name		adjusted PTPP income
Named Executive Officers, Footnote	For the fiscal years ended December 31, 2025 and 2024 and the six-month transition period ended December 31, 2023, Mr. Westbrook was the only person who served as our PEO. For the fiscal year ended June 30, 2023, Messrs. Westbrook and Stonestreet served as our PEO for different portions of the year. For the fiscal years ended June 30, 2022 and 2021, Mr. Stonestreet was the only person who served as our PEO.
The Non-PEO NEOs for the fiscal years ended December 31, 2025 and 2024 include Mr. VunCannon, Ms. Powell, Mr. Sprink and Ms. Pelletier. The Non-PEO NEOs for the six-month transition period ended December 31, 2023 include Mr. VunCannon, Ms. Powell, Mr. Sprink, Ms. Pelletier and Mr. Stonestreet. The Non-PEO NEOs for the fiscal year ended June 30, 2023 include Mr. VunCannon, Ms. Powell, Mr. Sprink and Keith J. Houghton. The Non-PEO NEOs for the fiscal year ended June 30, 2022 include Mr. Westbrook, Mr. VunCannon, W. Mark DeMarcus and Ms. Powell. The Non-PEO NEOs for the fiscal year ended June 30, 2021 include Mr. Westbrook, Mr. VunCannon, Marty T. Caywood, Mr. Houghton and Paula C. Labian.
The dollar amounts reported are total compensation in the SCT for the PEO and the average for the Non-PEO NEOs for each reported period.

Peer Group Issuers, Footnote		Reflects the five and a half-year cumulative TSR of the S&P US BMI Bank Index, calculated in the same manner as the HTB TSR. This is the same peer group used by the Company in the Stockholder Return Performance Graph in its Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
Adjustment To PEO Compensation, Footnote

	FY 2025		FY 2024		TP
	C. Hunter Westbrook	Average Non-PEO NEOs	C. Hunter Westbrook	Average Non-PEO NEOs	C. Hunter Westbrook	Average Non-PEO NEOs
Total compensation from SCT	$1,487,191	$642,104	$1,374,862	$587,986	$478,725	$417,740
Adjustment for SERP	—	—	—	—	—	(7,437)
Adjustments for equity awards
Grant date fair values in the SCT	(349,400)	(125,768)	(296,686)	(104,220)	—	—
Period-end fair value of unvested awards granted in covered year	469,351	164,644	466,158	158,444	—	—
Period-over-year difference of year-end fair values of unvested awards granted in prior years	192,159	71,419	80,133	30,759	16,001	27,888
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested at end of or during covered year	102,095	22,236	17,514	1,352	29,334	22,636
Forfeitures during covered year equal to prior year end fair value of awards granted in prior years	—	—	—	—	—	—
Total adjustments for equity awards	414,205	132,531	267,119	86,335	45,335	50,524
CAP (as calculated)	$1,901,396	$774,635	$1,641,981	$674,321	$524,060	$460,827

	FY 2023			FY 2022		FY 2021
	Dana L. Stonestreet	C. Hunter Westbrook	Average Non-PEO NEOs	Dana L. Stonestreet	Average Non-PEO NEOs	Dana L. Stonestreet	Average Non-PEO NEOs
Total compensation from SCT	$838,177	$1,243,696	$510,914	$1,087,016	$566,687	$1,179,044	$506,886
Adjustment for SERP	(14,455)	—	—	(13,766)	(5,553)	(76,343)	—
Adjustments for equity awards
Grant date fair values in the SCT	—	(288,939)	(82,329)	(154,461)	(106,695)	(162,182)	(48,173)
Period-end fair value of unvested awards granted in covered year	—	219,888	62,654	123,175	83,232	197,420	58,646
Period-over-year difference of year-end fair values of unvested awards granted in prior years	(49,332)	(47,385)	(16,980)	(88,442)	(26,198)	592,441	138,681
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested at end of or during covered year	20,095	14,024	3,729	40,001	18,769	121,554	31,669
Forfeitures during covered year equal to prior year end fair value of awards granted in prior years	—	—	—	—	—	—	(26,511)
Total adjustments for equity awards	(29,237)	(102,412)	(32,926)	(79,727)	(30,892)	749,233	154,312
CAP (as calculated)	$794,485	$1,141,284	$477,988	$993,523	$530,242	$1,851,934	$661,198

Non-PEO NEO Average Total Compensation Amount	$ 417,740	$ 642,104	$ 587,986	$ 510,914	$ 566,687	$ 506,886
Non-PEO NEO Average Compensation Actually Paid Amount	460,827	$ 774,635	674,321	477,988	530,242	661,198
Adjustment to Non-PEO NEO Compensation Footnote

	FY 2025		FY 2024		TP
	C. Hunter Westbrook	Average Non-PEO NEOs	C. Hunter Westbrook	Average Non-PEO NEOs	C. Hunter Westbrook	Average Non-PEO NEOs
Total compensation from SCT	$1,487,191	$642,104	$1,374,862	$587,986	$478,725	$417,740
Adjustment for SERP	—	—	—	—	—	(7,437)
Adjustments for equity awards
Grant date fair values in the SCT	(349,400)	(125,768)	(296,686)	(104,220)	—	—
Period-end fair value of unvested awards granted in covered year	469,351	164,644	466,158	158,444	—	—
Period-over-year difference of year-end fair values of unvested awards granted in prior years	192,159	71,419	80,133	30,759	16,001	27,888
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested at end of or during covered year	102,095	22,236	17,514	1,352	29,334	22,636
Forfeitures during covered year equal to prior year end fair value of awards granted in prior years	—	—	—	—	—	—
Total adjustments for equity awards	414,205	132,531	267,119	86,335	45,335	50,524
CAP (as calculated)	$1,901,396	$774,635	$1,641,981	$674,321	$524,060	$460,827

	FY 2023			FY 2022		FY 2021
	Dana L. Stonestreet	C. Hunter Westbrook	Average Non-PEO NEOs	Dana L. Stonestreet	Average Non-PEO NEOs	Dana L. Stonestreet	Average Non-PEO NEOs
Total compensation from SCT	$838,177	$1,243,696	$510,914	$1,087,016	$566,687	$1,179,044	$506,886
Adjustment for SERP	(14,455)	—	—	(13,766)	(5,553)	(76,343)	—
Adjustments for equity awards
Grant date fair values in the SCT	—	(288,939)	(82,329)	(154,461)	(106,695)	(162,182)	(48,173)
Period-end fair value of unvested awards granted in covered year	—	219,888	62,654	123,175	83,232	197,420	58,646
Period-over-year difference of year-end fair values of unvested awards granted in prior years	(49,332)	(47,385)	(16,980)	(88,442)	(26,198)	592,441	138,681
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested at end of or during covered year	20,095	14,024	3,729	40,001	18,769	121,554	31,669
Forfeitures during covered year equal to prior year end fair value of awards granted in prior years	—	—	—	—	—	—	(26,511)
Total adjustments for equity awards	(29,237)	(102,412)	(32,926)	(79,727)	(30,892)	749,233	154,312
CAP (as calculated)	$794,485	$1,141,284	$477,988	$993,523	$530,242	$1,851,934	$661,198

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	167.83	$ 269.81	211.63	133.42	159.67	178.50
Peer Group Total Shareholder Return Amount	150.73	249.37	194.23	125.49	135.86	168.37
Net Income (Loss)	$ 28,300,000	$ 64,400,000	$ 54,800,000	$ 44,600,000	$ 35,700,000	$ 15,700,000
Company Selected Measure Amount	39,200,000	86,400,000	79,300,000	70,100,000	44,700,000	36,200,000
Additional 402(v) Disclosure	These dollar amounts do not reflect actual amounts of compensation paid during the covered period, but reflect adjustments for (i) the period-end fair values of unvested equity awards granted in the covered period, (ii) the period-over-period difference of period-end fair values for unvested awards granted in prior periods, (iii) the fair values at vest date for awards granted and vested in the covered period, (iv) the difference between prior period-end fair values and vest date fair values for awards granted in prior periods that vested at the end of or during the covered period and (v) the fair value at the end of the prior period of any awards granted in a prior period that failed to meet the applicable vesting conditions (i.e., were forfeited) during the covered period. In addition, adjustments were made for the change in the actuarial present value of the NEO’s accumulated benefit under the SERP reported in the SCT and the current period service cost (which was zero, as all SERP benefits were fully vested).Reflects the cumulative TSR of HomeTrust Bancshares, Inc. (“HTB”) over the five and a half-year period ended December 31, 2025. The reporting is based on a theoretical $100 invested on the last day of the fiscal year ended June 30, 2020 and valued as of the last trading day of the fiscal years ended June 30, 2021, 2022 and 2023, the six-month transition period ended December 31, 2023 and the fiscal years ended December 31, 2024 and 2025. These calculated values were obtained from the S&P Cap IQ database.Net income as reported in the Company’s SEC filings, adjusted for the provision for credit losses, income tax expense, and any one-time or nonrecurring items (e.g., merger-related expenses, gain/loss on sale of securities or fixed assets, etc.). Refer to the “Executive Compensation Program in Detail” subsection of the “Compensation Discussion and Analysis” section of the Company’s proxy statements for each period covered by this disclosure for additional detail on the calculation of adjusted PTPP income for the periods included above.adjusted PTPP income*
•efficiency ratio
•relative return on average assets – peer group ranking
In accordance with SEC rules, we have prepared the graphs below, which overlay the following performance results with CAP:
•Company and peer group TSR versus CAP to the PEO and average CAP to the Non-PEO NEOs for each covered period.
•Company net income versus CAP to the PEO and average CAP to the Non-PEO NEOs for each covered period.
•Company adjusted PTPP income versus CAP to the PEO and average CAP to the Non-PEO NEOs for each covered period.

Measure:: 1
Pay vs Performance Disclosure
Name		adjusted PTPP income
Measure:: 2
Pay vs Performance Disclosure
Name		efficiency ratio
Measure:: 3
Pay vs Performance Disclosure
Name		relative return on average assets – peer group ranking
Dana L Stonestreet [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 838,177	$ 1,087,016	$ 1,179,044
PEO Actually Paid Compensation Amount	0	0	0	$ 794,485	$ 993,523	$ 1,851,934
PEO Name				Stonestreet	Mr. Stonestreet	Mr. Stonestreet
C. Hunter Westbrook [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	478,725	1,487,191	1,374,862	$ 1,243,696	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 524,060	$ 1,901,396	1,641,981	$ 1,141,284	0	0
PEO Name	Mr. Westbrook	Mr. Westbrook		Messrs. Westbrook
PEO | Dana L Stonestreet [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (14,455)	(13,766)	(76,343)
PEO | Dana L Stonestreet [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(29,237)	(79,727)	749,233
PEO | Dana L Stonestreet [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(154,461)	(162,182)
PEO | Dana L Stonestreet [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	123,175	197,420
PEO | Dana L Stonestreet [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(49,332)	(88,442)	592,441
PEO | Dana L Stonestreet [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				20,095	40,001	121,554
PEO | Dana L Stonestreet [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | C. Hunter Westbrook [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	0	0
PEO | C. Hunter Westbrook [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,335	414,205	267,119	(102,412)
PEO | C. Hunter Westbrook [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(349,400)	(296,686)	(288,939)
PEO | C. Hunter Westbrook [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	469,351	466,158	219,888
PEO | C. Hunter Westbrook [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,001	192,159	80,133	(47,385)
PEO | C. Hunter Westbrook [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,334	102,095	17,514	14,024
PEO | C. Hunter Westbrook [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,437)	0	0	0	(5,553)	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,524	132,531	86,335	(32,926)	(30,892)	154,312
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(125,768)	(104,220)	(82,329)	(106,695)	(48,173)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	164,644	158,444	62,654	83,232	58,646
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,888	71,419	30,759	(16,980)	(26,198)	138,681
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,636	22,236	1,352	3,729	18,769	31,669
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ (26,511)